Financing receivables, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short-term:
Short-term financing receivables		¥ 450,588	¥ 775,937
Allowance for credit losses		(20,201)	(22,768)
Short-term financing receivables, net	$ 61,821	430,387	753,169
Long-term:
Long-term financing receivables		19,443	19,297
Allowance for credit losses		(343)	(415)
Long-term financing receivables, net	$ 2,744	¥ 19,100	¥ 18,882